Significant Accounting Policies - Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies
Lease expire	Dec. 31, 2026
Weighted average term	2 years 7 months 6 days	3 years 3 months 18 days
Discount rate	4.75%	4.75%
Operating Lease, Cost	¥ 198,700	¥ 275,100	¥ 177,400
Operating Leases [Abstract]
2024	201,694
2025	180,547
2026	121,161
2027	80
Total future lease payments	503,482
Impact of discounting remaining lease payments	(30,027)
Total lease liabilities	¥ 473,455
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Liabilities